Organization and Business (Details)		3 Months Ended	12 Months Ended	28 Months Ended
	Jan. 26, 2021 numberOfAffiliatedREIT	Mar. 31, 2022 USD ($) parcel apartmentCommunity realEstateUnit APARTMENTCOMMUNITY $ / shares	Dec. 31, 2021 USD ($) apartmentCommunity realEstateUnit developmentProject state land_parcel	Dec. 22, 2020 USD ($)	Nov. 04, 2021 USD ($)	Aug. 12, 2021 USD ($)	Jul. 15, 2021	Nov. 08, 2019 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Number of multifamily apartment communities		17	17
Number of affiliated REITs | numberOfAffiliatedREIT	3
Number of stabilized multifamily apartment communities | apartmentCommunity			22
Number of multifamily development projects | developmentProject			4
Number of structured investment, and land held for development | developmentProject			1
Preferred Equity Investments
Subsidiary, Sale of Stock [Line Items]
Number of real estate properties | parcel		3
CROP
Subsidiary, Sale of Stock [Line Items]
Share conversion ratio	2.015
Ownership interest							100.00%
Ownership Interest
Subsidiary, Sale of Stock [Line Items]
Number of multifamily apartment communities | apartmentCommunity			33
Number of states in real estate property | state			13
Number of real estate units | realEstateUnit			9,746
Number of real estate properties | land_parcel			3
Structured Investment Interest
Subsidiary, Sale of Stock [Line Items]
Number of multifamily apartment communities | apartmentCommunity		4	4
Number of real estate units | realEstateUnit		1,373	1,373
Structured Investment Interest | Under Construction
Subsidiary, Sale of Stock [Line Items]
Number of multifamily apartment communities | apartmentCommunity			4
Number of real estate units | realEstateUnit			1,079
Owned Interest
Subsidiary, Sale of Stock [Line Items]
Number of multifamily apartment communities | apartmentCommunity		33
Number of real estate units | realEstateUnit		9,746
Owned Interest | Under Construction
Subsidiary, Sale of Stock [Line Items]
Number of multifamily apartment communities | apartmentCommunity		4
Number of real estate units | realEstateUnit		1,079
Common Stock Class A | CRII Merger
Subsidiary, Sale of Stock [Line Items]
Share conversion ratio	2.015
Common Stock Class A | Cottonwood Multifamily REIT II, Inc.
Subsidiary, Sale of Stock [Line Items]
Share conversion ratio	1.175
Common Stock Class A | Cottonwood Multifamily REIT I, Inc.
Subsidiary, Sale of Stock [Line Items]
Share conversion ratio	1.072
Series 2016 Preferred Stock | CRII Merger
Subsidiary, Sale of Stock [Line Items]
Share conversion ratio	1
Series 2017 Preferred Stock | CRII Merger
Subsidiary, Sale of Stock [Line Items]
Share conversion ratio	1
IPO
Subsidiary, Sale of Stock [Line Items]
Proceeds from offering including dividend reinvestment plan offering				$ (122,000,000)
IPO | Class A and Class TX
Subsidiary, Sale of Stock [Line Items]
Proceeds from offering including dividend reinvestment plan offering				$ (122,000,000)
Primary Offering
Subsidiary, Sale of Stock [Line Items]
Stock offered, value					$ 900,000,000
Primary Offering | Class T Class D And Class I Common Stock
Subsidiary, Sale of Stock [Line Items]
Stock offered, value						$ 900,000,000
Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Stock offered, value					100,000,000
Distribution Reinvestment Plan | Class A Class T X Class T Class D And Class I Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock offered, value						100,000,000
Follow on Offering
Subsidiary, Sale of Stock [Line Items]
Stock offered, value					$ 1,000,000,000	$ 1,000,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from private offering		$ 127,300,000	$ 111,900,000
Private Placement | Series 2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Stock offered, value								$ 128,000,000
Share price (in USD per share) | $ / shares		$ 10						$ 10